Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share Based Compensation Restricted Stock Units Award Activity
The following table presents a summary of our RSU activity:

	RSUs (in number of shares)	Weighted average grant-date fair value
Balance as of January 1, 2019	1,319,971	$12.33
Granted	340,565	$11.49
Vested	(362,577)	$12.23
Cancelled	(148,215)	$12.64

Balance as of December 31, 2019	1,149,744	$12.08
Granted	1,409,680	$7.89
Vested	(419,367)	$10.95
Cancelled	(460,851)	$10.32

Balance as of December 31, 2020	1,679,206	$9.33
Granted	723,908	$12.56
Vested	(1,001,635)	$12.12
Cancelled	(136,776)	$10.49

Balance as of December 31, 2021	1,264,703	$9.60

Summary of Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models

2019
Risk-free interest rate	1.95%
Expected volatility	39.21%
Expected life (in years)	10
Weighted-average estimated fair value of options granted during the year	$2.91

Summary of Stock Option Activity
The following table presents a summary of our stock option activity:

	Options (in number of shares)	Weighted average exercise price	Remaining contractual life (in years)	Aggregate intrinsic value
Balance as of January 1, 2019	2,792,361	$17.50	—	—
Granted	225,903	$17.50	—	—
Exercised	(44,096)	$12.00	—	—
Forfeited / Cancelled	(436,280)	$17.50	—	—

Balance as of December 31, 2019	2,537,888	$17.50	—	—
Exercised	(33,133)	$11.31	—	—
Forfeited / Cancelled	(1,685,242)	$17.05	—	—

Balance as of December 31, 2020	819,513	$9.11	—	$—
Exercised	(145,485)	$11.00	—	—
Forfeited / Cancelled	(46,272)	$12.40	—	—

Balance as of December 31, 2021	627,756	$14.00	1	$9.79
Exercisable as of December 31, 2021	48,427	$14.00	1	$1.04
Vested and expected to vest after December 31, 2021	627,756	$14.00	1	$1.75